ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of company's subsidiaries and variable interest entities included in continuing operations

As of September 30, 2024, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity
Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

OAL SMY Limited	July 28, 2021	USA	100%	Investment Holding

Subsidiary held by OAL SMY:
Beijing Aoyu Science Development Co. Ltd (“Beijing Aoyu”)	October 10, 2023	PRC	100%	Hybrid seed technology development

Beijing Origin State Harvest Biotechnology Limited (“Origin Biotechnology”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entities:
Hainan Aoyu Biotechnology Limited(Hainan Aoyu)	March 2, 2022	PRC	100%	Hybrid crop seed development, production and distribution

Henan Baodao Origin Agriculture and Animal Husbandry Co., Ltd (“Baodao Origin”)	Nov 23, 2022	PRC	51%	Agricultural seed products distribution

Subsidiaries held by Hainan Aoyu:

Xinjiang Originbo Seed Company Limited (note) (“Xinjiang Originbo”)	July 13, 2011	PRC	70.52%	Hybrid crop seed development, production and distribution

Beijing Origin Agriculture Limited (“Origin Agriculture”)	August 9, 2024	PRC	100%	Hybrid crop seed development, production and distribution

Subsidiary held by Baodao Origin:
Shihezi Baodao Agriculture and Animal Husbandry Technology Co., Ltd	March 8, 2023	PRC	100%	Agricultural seed and feed products distribution

Subsidiaries held by Origin Biotechnology:

Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)	September 27, 2019	PRC	51%	Agricultural seed products distribution

Hubei Aoyu Zhongye Limited (Hubei Aoyu)	October 22, 2018	PRC	51%	Agricultural seed products distribution

Anhui Aoyu Zhongye Limited (Anhui Aoyu)	July 25, 2018	PRC	50%	Agricultural seed products distribution

Xuzhou Aoyu Zhongye Limited (Xuzhou Aoyu)	September 25, 2018	PRC	51%	Agricultural seed products distribution

Henan Aoyu Zhongye Limited (note (i)) (“Henan Aoyu”)	July 16, 2018	PRC	51%	Agricultural seed products distribution

Schedule of variable interest entities

	September 30,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	2,142	1,415	202
Accounts receivable, net	189	1,280	183
Advances to suppliers	64,502	52,714	7,523
Inventories	2,511	1,343	192
Other current assets	929	276	39
Total current assets	70,273	57,028	8,139
Land use rights, net	—	3,192	456
Plant and equipment, net	18,771	28,279	4,036
Equity investments	130,541	144,541	20,627
Other assets	1,192	—	—
Total assets	220,777	233,040	33,258
LIABILITIES
Current liabilities
Short-term borrowings	—	4,950	706
Current portion of long-term borrowings	—	—	—
Accounts payable	318	6,595	941
Due to growers	404	—	—
Due to related parties	6,205	9,894	1,412
Advances from customers	76,936	46,758	6,673
Other payables and accrued expenses	1,266	11,884	1,696
Total current liabilities	85,129	80,081	11,428
Other long-term liability	6,177	5,813	830
Total liabilities	91,306	85,894	12,258